DETAILS OF CASH FLOWS - Non-cash investing and financing activities (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-cash foreign currency translations	$ 40.8	$ (1.8)
Stapled units
Units issued under the stapled unit plan, (in units)	44	27
Value of stapled units issued	$ 4.1	$ 2.2